1A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
A. Summary Of Significant Accounting Policies Tables
Weighted average shares outstanding - used to compute basic earnings (loss) per share	7,985,204	7,982,704	7,982,704	7,363,482
Net effect of dilutive potential common shares outstanding, based on the treasury stock method			0	0
Weighted average shares outstanding - used to compute diluted earnings (loss) per share	7,999,371	7,982,704	7,982,704	7,363,482